GOODWILL AND OTHER INTANGIBLE ASSETS, NET - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
Balance as of January 1,	$ 16,237	$ 16,237
Acquisition	48,667	0
Balance as of December 31,	$ 64,904	$ 16,237